SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

NOTE 8:	SHARE-BASED PAYMENTS

Equity Incentive Plan – The Company has established the 2019 Incentive Option Plan (the “2019 Plan”) whereby the Company may grant share options to purchase its Class Ordinary Shares, for the purpose of providing incentives to our directors, officers, employees, office holders, service providers and their employees, or charitable entities. Share options granted under the 2019 Plan generally have 10-year terms and vest over a four-year period starting from the date specified in each agreement.

The maximum number of share options of Class Ordinary Shares that may be issued under the 2019 Plan is 246,170 shares. As of December 31, 2024, there were 54,140 share options available for issuance.

The following table presents a summary of share options activity for the years ended December 31, 2024 and 2023:

	Share Options	Weighted Average Exercise Price Per Share Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	206,010	$2.64	7.23	$79
Granted	13,905	2.08		-
Exercised	-	-	-	-
Expired	(36,143)	1.89
Forfeited	(3,997)	4.30
Outstanding as of December 31, 2023	179,775	$2.71	6.36	$278
Granted	11,925	3.71
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding as of December 31, 2024	191,700	$2.77	5.64	227

Vested and Exercisable as of December 31, 2024	180,201	$2.72	5.06	$227

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying Class Ordinary Shares as December 31, 2024 and 2023. The weighted-average grant-date fair value of share options granted during the years ended December 31, 2024 and 2023 was $1.72 and $2.33, respectively.

The following table sets forth the total share-based compensation expense resulting from share options granted to employees, directors and non-employee service  providers included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2024	2023

Research and development	$9	$34
General and administrative	1	5

Total share-based compensation expenses	$10	$39

As of December 31, 2024, and 2023, unamortized share-based compensation expense was $16 and $6, respectively, related to non-vested share options, which is expected to be recognized over weighted average period of 0.9 and 0.46 years, respectively.

Fair Value of Share Options– The Company estimates the fair value of share option awards on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each share option. The assumptions used to estimate the fair value of share options granted are as follows:

	Year Ended December 31,
(Amounts in dollars, except percentages)	2024	2023
Expected volatility	63.63%	66%-68%
Expected dividends	0%	0%
Expected term (in years)	5.75	5-5.47
Risk free rate	4.64%	3.59%-3.66%
Fair value of Class Ordinary Shares	$3.47	$3.02-$2.64

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

●	Fair Value of Class Ordinary Shares – Since the Company’s Class Ordinary Shares are not publicly traded, the fair value of the Company’s Class Ordinary Shares was approved by the Company’s Board of Directors.

In estimating the fair value of the Company’s Class Ordinary Shares, management uses the assistance of third-party valuation specialist and consider factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the Company’s Class Ordinary Shares at each grant date.

●	Expected Volatility – The expected volatility is based on the historical and implied volatility of similar companies whose stock or share option prices are publicly available, after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies.

●	Risk-Free Interest Rate – The risk-free interest rate assumption is based on observed U.S. Treasury yield curve interest rates in effect at the time of grant appropriate for the expected term of the share options granted.

●	Expected term (years) – Expected term represents the period that the Company’s share option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value share option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the share option.

●	Expected dividend yield – The Company does not anticipate paying any dividends in the foreseeable future.